NON-FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Increases for incorporation	$ 3
Foreign currency exchange difference	(1)	(5)	$ (3)
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	109	107	106
Increases	41	15	5
Increases for incorporation
Decreases	(1)	(4)	(1)
Foreign currency exchange difference	(4)	(9)	(2)
Decrease due to sale of equity interests in areas
Reversal of unused amounts	(50)		(1)
Provisions, ending	95	109	107
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	29	27	21
Increases	8	6	6
Increases for incorporation			1
Decreases
Foreign currency exchange difference
Decrease due to sale of equity interests in areas	(1)
Reversal of unused amounts	(6)	(4)	(1)
Provisions, ending	30	29	27
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	17	17	18
Increases	2	3
Increases for incorporation
Decreases		(1)	(1)
Foreign currency exchange difference
Decrease due to sale of equity interests in areas
Reversal of unused amounts	(1)	(2)
Provisions, ending	$ 18	$ 17	$ 17